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www.dechert.com

STEPHEN H. BIER

stephen.bier@dechert.com
+1 212 698 3889 Direct
+1 202 261 3092 Fax

March 8, 2013

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:	Avenue Income Credit Strategies Fund (the “Fund”)
Registration Statement on Form N-2, File No. 811-22485

Ladies and Gentlemen,

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

This filing is for the registration and issuance of shares of the Fund’s common stock, par value $0.001 per share (the “Common Stock”), pursuant to the exercise of rights to purchase the Common Stock to be distributed to the shareholders of the Fund in accordance with the Registration Statement (the “Offer”). The approximate date of the proposed public offering will be as soon as practicable after the effective date of the Registration Statement.

In accordance with Release No. IC-13768 (Feb. 15, 1984) (the “Release”), we hereby request a “limited review” of the Registration Statement on an expedited basis. Consistent with the Release, the disclosure in the Registration Statement is substantially similar to the disclosure set forth in the registration statement relating to a prior offering of Common Stock pursuant to the exercise of rights that was declared effective on February 17, 2012, except for the inclusion updated information with respect to the Fund generally.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3889.

Sincerely,

/s/ Stephen H. Bier

Stephen H. Bier